Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
Schedule of Property and Equipment

	Engineering Equipment $	Office Equipment $	Leasehold Improvements $	Other $	Total $
Cost
December 31, 2022	138.5	80.2	248.1	46.2	513.0
Additions	38.0	5.8	29.7	16.2	89.7
Additions arising on acquisitions	0.8	0.1	1.7	—	2.6
Disposals	(21.4)	(9.6)	(38.1)	(8.8)	(77.9)
Impact of foreign exchange	(1.8)	(1.4)	(3.2)	(0.8)	(7.2)
December 31, 2023	154.1	75.1	238.2	52.8	520.2
Additions	39.6	3.9	29.9	9.2	82.6
Additions arising on acquisitions	4.2	3.4	6.1	0.6	14.3
Disposals	(30.9)	(9.2)	(24.4)	(4.1)	(68.6)
Impact of foreign exchange	6.8	4.8	9.1	3.5	24.2
December 31, 2024	173.8	78.0	258.9	62.0	572.7
Accumulated depreciation
December 31, 2022	67.2	42.8	134.2	18.1	262.3
Depreciation	22.6	7.0	26.0	4.3	59.9
Disposals	(20.4)	(8.0)	(34.5)	(4.6)	(67.5)
Net impairment (note 11)	—	0.3	1.6	—	1.9
Impact of foreign exchange	(0.9)	(0.7)	(1.9)	(0.4)	(3.9)
December 31, 2023	68.5	41.4	125.4	17.4	252.7
Depreciation	25.5	9.5	27.0	5.7	67.7
Disposals	(29.6)	(8.7)	(23.0)	(3.5)	(64.8)
Net impairment (note 11)	—	0.5	5.4	—	5.9
Impact of foreign exchange	3.2	1.1	6.7	1.2	12.2
December 31, 2024	67.6	43.8	141.5	20.8	273.7
Net book value
December 31, 2023	85.6	33.7	112.8	35.4	267.5
December 31, 2024	106.2	34.2	117.4	41.2	299.0